Summary of Significant Accounting Policies - Schedule of Assumption Used Derivative Financial Instruments (Details)	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Annual Dividend Yield [Member]
Derivative liability, measurement input	0.00	0.00
Expected Life (Years) [Member] | Minimum [Member]
Derivative liability, term	6 months	6 months
Expected Life (Years) [Member] | Maximum [Member]
Derivative liability, term	1 year	1 year
Risk-Free Interest Rate [Member]
Derivative liability, measurement input	0.017	0.017
Expected Volatility [Member]
Derivative liability, measurement input	0.46	0.55